Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 10,300	$ 10,300	$ 8,550
Provision related to customer repayments	$ 0	$ 33,603